Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts receivable [abstract]
Accounts receivable
	As at 31 December
	2017	2016
Accounts receivable	21,948,753	14,050,096
Notes receivable	3,610,928	2,432,264
	25,559,681	16,482,360
Less: provision for doubtful accounts	112,086	88,889

Total	25,447,595	16,393,471

Gross amounts of account receivables denominated in currencies
	As at 31 December
	2017	2016
RMB	24,633,465	15,586,989
S$ (RMB equivalent)	922,993	876,956
US$ (RMB equivalent)	3,223	18,415

Total	25,559,681	16,482,360

Movements of provision for doubtful accounts
	2017	2016	2015
Beginning of the year	(88,889)	(2,054)	(11,809)
Provision	(23,363)	(88,818)	(60)
Reversal	-	397	1,833
Write-off	167	1,682	-
Transfer from a subsidiary to a joint venture	-	-	8,126
Currency translation differences	(1)	(96)	(144)

End of the year	(112,086)	(88,889)	(2,054)

Ageing analysis of accounts receivable
	As at 31 December
	2017	2016
Within 1 year	24,787,284	16,152,038
Between 1 to 2 years	576,564	279,694
Between 2 to 3 years	155,360	29,123
Over 3 years	40,473	21,505

Total	25,559,681	16,482,360

Ageing analysis of accounts receivable and notes receivable neither individually nor collectively impaired
	As at 31 December
	2017	2016
Neither past due nor impaired	24,936,171	16,063,215

Less than 1 year past due	267,845	248,597
Between 1 to 2 years past due	206,188	63,094
Between 2 to 3 years past due	27,130	17,944
Over 3 years past due	10,261	621

Total	25,447,595	16,393,471